REVENUE RECOGNITION - Schedule of Contract Balances (Details) - USD ($) $ in Thousands	Jan. 31, 2024	Jan. 31, 2023
Revenue from Contract with Customer [Abstract]
Accounts receivable, net	$ 113,260	$ 113,201
Contract assets, net	8,859	17,476
Contract liabilities	93,778	94,882
Long-term contract liabilities	$ 29,362	$ 14,382